Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 1,562,977	$ 1,591,507
Accounts receivable, net	251,401	154,471
Investment tax credits receivable	97,229	293,806
Other tax credits	148,620	126,517
Prepaid expenses	9,379	22,345
Total Current Assets	2,069,606	2,188,646
Investments	195,431	198,037
Long term deposits	9,722	9,722
Intangible assets	19,445	24,615
Property and equipment, net	23,575	26,607
Total Assets	2,317,779	2,447,627
Current liabilities
Accounts payable	26,840	9,879
Accrued liabilities	69,815	66,591
Deferred revenue	311,037	217,065
Total current liabiliities	407,692	293,535
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2013 and March 31, 2013.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2013 and March 31, 2013.
Common shares, no par value, Unlimited authorized shares; 135,460,867 shares issued and outstanding as at September 30, 2013 and 135,460,867 shares as at March 31, 2013.	19,362,796	19,362,796
Additional paid-in capital	2,876,215	2,865,740
Accumulated deficit	(20,545,479)	(20,313,500)
Accumulated other comprehensive income	216,555	239,056
Total shareholders' equity	1,910,087	2,154,092
Total liability and equity	$ 2,317,779	$ 2,447,627